FIFTH THIRD FUNDS

    SUPPLEMENT DATED JANUARY 30, 2004 TO THE STOCK AND BOND AND MONEY MARKET
         MUTUAL FUNDS AND ASSET ALLOCATION FUNDS CLASS A, B AND C SHARES
                       PROSPECTUS DATED NOVEMBER 30, 2003.

SALES CHARGE REDUCTIONS

Effective immediately, under the section entitled "Shareholder Information - Sales Charge Reductions":

     o    the first paragraph is replaced in its entirety with the following:
          "The Funds offer reduced Class A sales charges under certain circumstances as defined below. To calculate the sales charge applicable to your net purchase of Class A shares, you may aggregate your investment with the greater of current market value or amount purchased of any Class A, Class B or Class C shares of any Fifth Third Fund (except Class A shares of the Money Market Funds) held in your account or accounts listed under "Combination Privilege" below. As an investor, it is your responsibility to disclose to your investment representative all of your mutual fund holdings to ensure that you receive all the sales charge reductions to which you are entitled."; and

     o    the third bullet point is replaced in its entirety with the following:
          "Combination Privilege. Combine accounts of multiple funds (excluding Class A shares of the Money Market Funds) or accounts of immediate family household members (spouse and children under 21) to achieve reduced sales charges."

CHANGE IN MAXIMUM INVESTMENT AMOUNT - CLASS B SHARES

Effective immediately, the maximum investment amount under "Shareholder Information - Purchasing and Adding to Your Shares - Investment Amounts" is $100,000 for total purchases of Class B shares by a shareholder.

INTERMEDIATE BOND FUND

Effective immediately, Class B shares of the Fifth Third Intermediate Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund through April 12, 2004 but not thereafter.

INTERMEDIATE MUNICIPAL BOND FUND

Effective immediately, Class B shares of the Fifth Third Intermediate Municipal Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Municipal Bond Fund through April 12, 2004 but not thereafter.

FIFTH THIRD MICRO CAP VALUE FUND

Effective immediately:

     o the Fifth Third Micro Cap Value Fund will be CLOSED to all investors, except new and existing participants of existing retirement plans that are "qualified" under the Internal Revenue Code and held through intermediaries ("Eligible Investors").

Effective April 5, 2004:

     o only Eligible Investors will be permitted to purchase shares of the Fifth Third Micro Cap Value Fund and to exchange shares of other Fifth Third Funds for shares of the Fifth Third Micro Cap Value Fund.

                 SHAREHOLDERS SHOULD RETAIN THIS SUPPLEMENT WITH
                      THE PROSPECTUS FOR FUTURE REFERENCE.



                                                          Sup. ABC-ALL 11/03.02



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                                FIFTH THIRD FUNDS
                                     NOTICE
                       OF CLOSING OF CLASS B SHARES OF THE
                   FIFTH THIRD INTERMEDIATE BOND FUND AND THE
                  FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND

FIFTH THIRD INTERMEDIATE BOND FUND

Shareholders are hereby notified that, effective immediately, Class B shares of the Fifth Third Intermediate Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Bond Fund through April 12, 2004 but not thereafter.

FIFTH THIRD INTERMEDIATE MUNICIPAL BOND FUND

Shareholders are hereby notified that, effective immediately, Class B shares of the Fifth Third Intermediate Municipal Bond Fund will be closed for purchases to all investors with no exceptions. Shareholders of Class B shares of any Fifth Third Fund will be permitted to exchange such shares for Class B shares of the Fifth Third Intermediate Municipal Bond Fund through April 12, 2004 but not thereafter.